Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
    The Company has entered into a master commercial agreement on arm’s-length terms with Axionlog, a company under common control that provides quick service restaurants and other food service businesses with comprehensive third-party logistics services, including storage, transportation, planning, and logistics management services, in the countries in which it operates (“Axionlog”). Pursuant to this agreement, Axionlog provides the Company some or all of these services in most of the Company’s territories.

The following table summarizes the outstanding balance between the Company and Axionlog as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Other receivables	5,952	5,995
Miscellaneous	4,281	4,031
Accounts payable	(31,278)	(27,261)

The following table summarizes the transactions between the Company and Axionlog for the fiscal years ended December 31, 2025, 2024 and 2023:

	Fiscal years ended December 31,
	2025	2024	2023
Food and paper (i)	$(359,119)	$(338,543)	$(319,232)
Occupancy and other operating expenses	(12,039)	(10,893)	(9,590)
(i)Include $73,711 of distribution fees and $285,408 of supplier purchases managed through the Axionlog Business for the fiscal year ended December 31, 2025; $67,296 and $271,247, respectively, for the fiscal year ended December 31, 2024; and $65,342 and $253,890, respectively, for the fiscal year ended December 31, 2023.
The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2025 and 2024:

	2025		2024
	Lacoop II, S.C	Saile (i)	Lacoop II, S.C	Saile (i)
Other receivables	$2,928	$1,510	$2,091	$978
Accounts payable	(2,412)	—	(5,936)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.